Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
	December 31, 2022	December 31, 2021
Miners for Bitcoin	$32,006,128	$33,268,859
Miners for ETH	211,142	5,829,019
Less: Accumulated depreciation	(9,067,879)	(6,608,720)
Property and equipment, net	$22,609,391	$32,489,158